Note 11 - Notes Payable (Details Textual) - USD ($)	Apr. 16, 2021	Apr. 20, 2020	Dec. 31, 2022	Dec. 31, 2021
Notes Payable			$ 0	$ 0
Term Loan [Member] | Summit Community Bank [Member]
Debt Instrument, Face Amount	$ 1,000,000
Debt Instrument, Term (Year)	2 years
Debt Instrument, Interest Rate, Stated Percentage	4.89%
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Long-term Debt, Total		$ 450,000